Investments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
In US Dollars [member]
Disclosure of detailed information about investment property [line items]
Accrued interest annual nominal rate		0.60%
In Argentina Pesos [member]
Disclosure of detailed information about investment property [line items]
Accrued interest annual nominal rate	31.05%	56.80%